Financial Instruments (Schedule of Effect of 100 Basis Point Change on Profit and Loss) (Details) - Variable rate instruments [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
100 bp increase	$ (2,399)	$ (25,806)
100 bp decrease	$ 2,399	$ 25,806